REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Holders of SBPS

Due to stock exchange transaction with L&A in 2016, a 37% share of SBPS was owned by L&A. As of December 31, 2017, the holders of SBPS were as follows:

	December 31, 2016	December 31, 2017
Holder	Number of Shares	Number of Shares
L&A International Holdings Ltd.	10,180,553	10,180,553
Shanghai Oriental Pearl Culture Development Co., Ltd.	17,258,399	17,258,399

Reconciliation of Redeemable Noncontrolling Interest

A reconciliation of redeemable noncontrolling interest is as follows:

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	US$
			(Note 3)
Redeemable noncontrolling interest opening balance	178,605,097	246,771,133	37,928,029
Issuance of Redeemable noncontrolling interest	—	—	—
Net profit/(loss) attributable to redeemable noncontrolling interest	(14,724,152)	2,117,303	325,423
Accretion of Redeemable noncontrolling interest	82,890,188	57,126,232	8,780,141

Redeemable noncontrolling interest ending balance	246,771,133	306,014,668	47,033,593